Supplement to the currently effective PROSPECTUS

Deutsche Real Estate Securities Income Fund

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Effective May 1, 2016, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Hans-Joachim Weber, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

Effective May 1, 2016, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004-September 2004; and previously Managing Director of Deutsche Asset Management from 1996-March 2004.
■	Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
■	Investment industry experience began in 1996.
■	BS, University of Southern California.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.
■	Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 2003.
■	BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
■	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 1996.
■	BS, University of Illinois at Urbana-Champaign.

February 1, 2016

PROSTKR-594

Hans-Joachim Weber, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 2007.
■	Co-Portfolio Manager of DWS Dividende Direkt 2014 and DWS Dividende Deutschland Direkt 2014 since 2010; Co-Portfolio Manager of DWS Dividende Emerging Markets Direkt 2015, DWS Dividende USA Direkt 2014, and DWS Invest Top Dividende Premium since 2011; and Co-Portfolio Manager of DWS Diskont Basket since 2013; Specialist for equity derivative strategies for the DWS Equity platform in 2009 and Analyst for the food retail sector in 2009 and 2008.
■	BA, Fachhochschule Ludwigshafen; Bankkaufmann Sparkasse Starkenburg.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-594